CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 20, 2021	Mar. 31, 2021	Dec. 31, 2020
Common shares, par value, (per share)	$ 0.01	$ 0.01			$ 0.01
Common shares, shares authorized	1,000	1,000			1,000
Common shares, shares issued	1	1			1
Common shares, shares outstanding	1	1			1
ITHAX ACQUISITION CORP.
Preferred stock, par value, (per share)	$ 0.001	$ 0.001			$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000	1,000,000
Preferred stock, shares issued	0	0			0
Preferred stock, shares outstanding	0	0			0
Class A Common Stock
Common shares, par value, (per share)	$ 0.01	$ 0.01
Common shares, shares authorized	1,000	1,000
Common shares, shares issued	1	1
Common shares, shares outstanding	1	1
Class A Common Stock | ITHAX ACQUISITION CORP.
Common shares, par value, (per share)			$ 0.001
Class A Common Stock Subject to Redemption | ITHAX ACQUISITION CORP.
Temporary equity, shares outstanding	24,150,000	24,150,000			0
Class A Common Stock Not Subject to Redemption | ITHAX ACQUISITION CORP.
Common shares, par value, (per share)	$ 0.001	$ 0.001			$ 0.001
Common shares, shares authorized	100,000,000	100,000,000			100,000,000
Common shares, shares issued	675,000	675,000			0
Common shares, shares outstanding	675,000	675,000			0
Temporary equity, shares outstanding	24,150,000	24,150,000
Class B Common Stock | ITHAX ACQUISITION CORP.
Common shares, par value, (per share)	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common shares, shares authorized	10,000,000	10,000,000			10,000,000
Common shares, shares issued	6,037,500	6,037,500			6,037,500
Common shares, shares outstanding	6,037,500	6,037,500			6,037,500